CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUES:
Time charter revenues (Note 1)	$ 23,806	$ 36,992	$ 70,746
Prepaid charter revenue amortization	0	(3,798)	(8,566)
Time charter revenues, net	23,806	33,194	62,180
EXPENSES:
Voyage expenses	1,702	3,169	2,619
Vessel operating expenses	22,732	30,213	35,847
Depreciation and amortization of deferred charges (Note 5)	8,147	12,740	13,140
General and administrative expenses (Note 4 and 8(d))	8,366	7,241	6,194
Impairment losses (Note 5)	8,363	118,861	6,607
(Gain) / Loss on vessels' sale (Note 5)	(945)	2,899	8,300
Foreign currency losses / (gains)	51	111	(55)
Operating loss	(24,610)	(142,040)	(10,472)
OTHER INCOME/(EXPENSES)
Interest and finance costs (Notes 4, 6 and 9)	(13,843)	(7,094)	(7,166)
Interest income	87	120	107
Gain from bank debt write off (Note 6)	42,185	0	0
Total other income /(expenses), net	28,429	(6,974)	(7,059)
Net income / (loss)	$ 3,819	$ (149,014)	$ (17,531)
Earnings / (Loss) per common share, basic (Note 10)	$ 8.94	$ (100,821.38)	$ (11,917.74)
Earnings / (loss) per common share, diluted (Note 10)	$ 8.94	$ (100,821.38)	$ (11,917.74)
Weighted average number of common shares, basic (Note 10)	427,333	1,478	1,471
Weighted average number of common shares, diluted (Note 10)	427,361	1,478	1,471